Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Quarterly Financial Data

23. QUARTERLY FINANCIAL DATA (UNAUDITED)

(in thousands, except per unit data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2013:
Revenues	$ 74,467	$ 65,613	$ 69,501	$ 62,684
Income from operations	2,955	9,546	5,070	2,959
Net (loss)/ income from continuing operations	(271)	5,545	2,149	687
Income from discontinued operations	94	352	728	133
Net (loss)/income	$ (177)	$ 5,897	$ 2,877	$ 820
Basic and diluted net (loss)/income per limited partner unit:
Common units:
Net income per unit from continuing operations	$ (0.01)	$ 0.20	$ 0.07	$ 0.02
Net income per unit from discontinued operations	-	0.01	0.03	0.01
Net income per common unit, basic and diluted	$ (0.01)	$ 0.21	$ 0.10	$ 0.03
Subordinated units:
Net income per unit from continuing operations	$ (0.01)	$ 0.20	$ 0.07	$ 0.02
Net income per unit from discontinued operations	-	0.01	0.03	0.01
Net income per subordinated unit, basic and diluted	$ (0.01)	$ 0.21	$ 0.10	$ 0.03
Weighted average number of limited partner units outstanding, basic:
Common units	15,354	15,371	15,609	16,659
Subordinated units	12,397	12,397	12,397	12,397
Weighted average number of limited partner units outstanding, diluted:
Common units	15,354	15,379	15,621	16,672
Subordinated units	12,397	12,397	12,397	12,397

(in thousands, except per unit data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)
2012:
Revenues	$ 81,882	$ 89,998	$ 93,575	$ 86,288
Income from operations	8,688	12,599	9,151	10,928
Net income from continuing operations	8,974	12,996	8,876	8,602
Income from discontinued operations	-	-	-	88
Net income	$ 8,974	$ 12,996	$ 8,876	$ 8,690
Basic and diluted net income per limited partner unit:
Common units:
Net income per unit from continuing operations	$ 0.32	$ 0.46	$ 0.31	$ 0.30
Net income per unit from discontinued operations	-	-	-	0.01
Net income per common unit, basic and diluted	$ 0.32	$ 0.46	$ 0.31	$ 0.31
Subordinated units:
Net income per unit from continuing operations	$ 0.32	$ 0.46	$ 0.31	$ 0.30
Net income per unit from discontinued operations	-	-	-	0.01
Net income per subordinated unit, basic and diluted	$ 0.32	$ 0.46	$ 0.31	$ 0.31
Weighted average number of limited partner units outstanding, basic:
Common units	15,313	15,329	15,332	15,348
Subordinated units	12,397	12,397	12,397	12,397
Weighted average number of limited partner units outstanding, diluted:
Common units	15,327	15,331	15,333	15,349
Subordinated units	12,397	12,397	12,397	12,397

(1) Fourth quarter 2012 data was revised from the amounts previously reported to correctly report the Partnership’s liability and costs for black lung benefits (see note 12 for further details).